SHARE CAPITAL (Details 6) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Restricted share units beginning balance	9,680,449	3,613,715
Restricted share units, granted	7,756,956	8,422,115
Restricted share units, settled	(3,511,533)	(1,094,168)
Restricted share units, forfeited		(1,261,213)
Restricted share units ending balance	13,925,872	9,680,449
Weighted average, beginning balance	$ 0.112	$ 0.200
Weighted average fair value, granted	0.108	0.106
Weighted average fair value, settled	0.123	0.251
Weighted average fair value, forfeited		0.182
Weighted average, ending balance	$ 0.11	$ 0.115